9. COMMITMENTS AND CONTINGENCIES (Details 1) (San Diego, California [Member], USD $)	Sep. 30, 2012
San Diego, California [Member]
Future minimum rental payments required under operating lease
Period ending December 31, 2012	$ 2,889
Period ending December 31, 2013	$ 8,667